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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

The Pennsylvania Avenue Funds_____________

(Exact name of registrant as specified in its charter)

4201 Massachusetts Ave NW #8037C, Washington, DC 20016

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including are code (202) _364-8395_________________________

Date of fiscal year end: December 31st

Date of reporting period: July 1st,, 2003 through June 30th, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Company (a)	Ticker (b)	CUSIP (c)	Date of Vote (d)	Our Vote (e)	Proposer (f)	Voted? (g)	Proposal (h)	With Board (i)
TBA Entertainment	TBA	872173109	June 15, 2004	FOR	Board	Yes	Merger	Yes
Integrity Media	ITGR	45817Y103	June 8, 2004	FOR	Board	Yes	Merger	Yes
Integrity Media	ITGR	45817Y103	June 8, 2004	Against	Board	Yes	Granting blanket proxy for any other business, including adjournement or postponement of the meeting.	No
Titan Corporation	TTN	888266103	June 7, 2004	FOR	Board	Yes	Merger	Yes
Home Products	HOMZ	437305105	June 2, 2004	FOR	Board	Yes	Election of Directors	Yes
AT&T Wireless	AWE	00209A106	May 19, 2004	FOR	Board	Yes	Election of Directors	Yes
AT&T Wireless	AWE	00209A106	May 19, 2004	FOR	Board	Yes	Merger	Yes
AT&T Wireless	AWE	00209A106	May 19, 2004	FOR	Board	Yes	Appointment of auditors	Yes
AT&T Wireless	AWE	00209A106	May 19, 2004	Abstain	Share holder	Yes	Shareholder proposal re: executive compensation program	No
AT&T Wireless	AWE	00209A106	May 19, 2004	Abstain	Share holder	Yes	Shareholder proposal re: discontinuation of certain executive compensation	No
AT&T Wireless	AWE	00209A106	May 19, 2004	FOR	Share holder	Yes	Shareholder proposal re: vote requirement for election of directors	No
Dixon Ticonderoga	DXT	255860108	May 14, 2004	For	Board	Yes	Election of Directors	Yes
Gundle/SLT Environmental, Inc.	GSE	402809107	May 11, 2004	FOR	Board	Yes	Merger	Yes
Gundle/SLT Environmental, Inc.	GSE	402809107	May 11, 2004	FOR	Board	Yes	Adjournment of meeting, if necessary to sollicit additional proxies.	Yes
Unisource Energy	UNS	909205106	May 7, 2004	FOR	Board	Yes	Election of Directors	Yes
Imperial Parking	IPK	453077109	April 29, 2004	FOR	Board	Yes	Merger	Yes
Dana Corp	DCN	235811106	April 19, 2004	n/a	Board	No	Various compensation plans, ratification of auditor	n/a
Troy Group, Inc.	TROY	89733N106	March 29, 2004	FOR	Board	Yes	Election of Directors	Yes
Unisource Energy	UNS	909205106	March 29, 2004	FOR	Board	Yes	Merger	Yes
Garden Fresh Restaurant Corp.	LTUS	365235100	March 9, 2004	FOR	Board	Yes	Merger	Yes
Garden Fresh Restaurant Corp.	LTUS	365235100	March 9, 2004	FOR	Board	Yes	Adjournment of meeting, if necessary to sollicit additional proxies.	Yes
MONY Group	MNY	615337102	February 24, 2004	Against	Board	Yes	Merger	No
MONY Group	MNY	615337102	February 24, 2004	Against	Board	Yes	Adjournment of meeting, if necessary to sollicit additional proxies.	No
MONY Group	MNY	615337102	February 24, 2004	FOR	Share holder	Yes	Shareholder Proposal	No
On-Site Sourcing	ONSS	682195102	February 20, 2004	FOR	Board	Yes	Merger	Yes
On-Site Sourcing	ONSS	682195102	February 20, 2004	FOR	Board	Yes	Adjournment of meeting, if necessary to sollicit additional proxies.	Yes
On Technology	ONTC	68219P108	February 12, 2004	FOR	Board	Yes	Merger	Yes
On Technology	ONTC	68219P108	February 12, 2004	Against	Board	Yes	Granting blanket proxy for any other business, including adjournement or postponement of the meeting.	No
Petrocorp	PEX	71645N101	January 30, 2004	FOR	Board	Yes	Merger	Yes
Petrocorp	PEX	71645N101	January 30, 2004	Against	Board	Yes	Granting blanket proxy for any other business, including adjournement or postponement of the meeting.	No
Media Arts Group, Inc.	MDA	58439C102	January 29, 2004	FOR	Board	Yes	Merger	Yes
Media Arts Group, Inc.	MDA	58439C102	January 29, 2004	Against	Board	Yes	Granting blanket proxy for any other business, including adjournement or postponement of the meeting.	No
United States Exploration	UXP	91182F303	January 29, 2004	Proxy not received on time	Board	No	Merger	n/a
Laser Technology	LSR	518074208	Dec 30, 2003	FOR	Board	Yes	Merger	Yes
Laser Technology	LSR	518074208	Dec 30, 2003	Against	Board	Yes	Granting blanket proxy for any other business, including adjournement or postponement of the meeting.	No
Lexent, Inc	LXNT	52886Q102	Dec 18, 2003	FOR	Board	Yes	Merger	Yes
Lexent, Inc	LXNT	52886Q102	Dec 18, 2003	FOR	Board	Yes	Amendment of Certificate of Incorporation	Yes
Lexent, Inc	LXNT	52886Q102	Dec 18, 2003	Against	Board	Yes	Granting blanket proxy for any other business, including adjournement or postponement of the meeting.	No
Good Guys, Inc (The)	GGUY	382091106	Dec 18, 2003	FOR	Board	Yes	Merger with CompUSA	Yes
Pacer Technology	PTCH	693905200	Dec 9, 2003	FOR	Board	Yes	Merger	Yes
Cysive, Inc.	CYSV	23281T108	Nov 28, 2003	FOR	Board	Yes	Merger	Yes
Cysive, Inc.	CYSV	23281T108	Nov 28, 2003	Against	Board	Yes	Granting blanket proxy for any other business, including adjournement or postponement of the meeting.	No
Edison Schools Inc.	EDSN	281033100	Nov 12, 2003	FOR	Board	Yes	Merger	Yes
Edison Schools Inc.	EDSN	281033100	Nov 12, 2003	Against	Board	Yes	Granting blanket proxy for an adjournement or postponement of the meeting.	No
Laser-Pacific Media Corporation	LPAC	517923108	Oct 30, 2003	FOR	Board	Yes	Merger with Eastman Kodak Company	Yes
Prime Retail, Inc.	PMREO	741570303	Oct 30, 2003	FOR	Board	Yes	Merger with Prime Outlets Acquisition Company, LLC	Yes
T/R Systems, Inc	TRSI	87263U102	Oct 29, 2003	FOR	Board	Yes	Merger with Electronics for Imaging	Yes
Worldcom Inc	n/a	98155KAH5	Aug 25, 2003	FOR	Court	Yes	Class 5 / Plan of Reorganization	n/a

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pennsylvania Avenue Funds

By (Signature and Title)* /s/ THOMAS KIRCHNER

Thomas Kirchner

President

Date July 2nd, 2004

* Print the name and title of each signing officer under his or her signature.